Transamerica Asset Allocation - Growth Portfolio Expense Example - Retail Class [Member] - Transamerica Asset Allocation - Growth Portfolio	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,914
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,338
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,169
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	$ 1,495